Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio – High Yield Bond Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 277,514,318
Holdings Count | Holding	404
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 277,514,318
Total number of portfolio holdings	404
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%

Columbia Variable Portfolio – High Yield Bond Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 277,514,318
Holdings Count | Holding	404
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 277,514,318
Total number of portfolio holdings	404
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%

Columbia Variable Portfolio – High Yield Bond Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 277,514,318
Holdings Count | Holding	404
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 277,514,318
Total number of portfolio holdings	404
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
H&E Equipment Services , Inc. 12/15/2028 3.875%	0.7%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Asset Categories
Credit Quality

Largest Holdings [Text Block]
Top Holdings
HUB International, Ltd. 06/15/2030 7.250%	0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2026 5.500%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
Clearway Energy Operating LLC 02/15/2031 3.750%	0.8%
H&E Equipment Services , Inc. 12/15/2028 3.875%	0.7%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%